INVESTMENTS	12 Months Ended
Dec. 31, 2013
INVESTMENTS
INVESTMENTS

8.  INVESTMENTS

The Company’s long-term investments consisting of cost method investments, equity method investments and available-for-sale securities as of December 31, 2012 and 2013 were as follows:

	2012	2013
	RMB	RMB
Hanting (available-for-sale)	585,540,705	1,016,455,767
eHi (available-for-sale)	—	570,977,550
Easy Go (available-for-sale)	—	143,904,165
Dining Secretary (available-for-sale)	60,234,118	56,242,365
Happy City (available-for-sale)	—	37,358,327
Home Inns (equity method)	762,423,802	801,550,868
Yishang Network (equity method)	—	21,665,182
Starway Hong Kong (equity method)	15,656,192	—
Keystone (cost method)	—	155,330,749
Zhong’an Online (cost method)	—	50,000,000
Others	13,393,132	3,728,507
Total net book value	1,437,247,949	2,857,213,480

China Lodging Group, Limited (“Hanting”)

On March 31, 2010, the Company purchased newly issued 7,202,482 shares from Hanting in a private placement. On the same day, the Company purchased an aggregate of 11,646,964 shares of Hanting from the then shareholders. In addition, on March 31, 2010, the Company purchased 800,000 ADSs representing 3,200,000 shares of Hanting in its initial public offering (“IPO”). All transactions were made at a purchase price of US$12.25 per ADS, or US$3.0625 per share, which is the then IPO price. The total purchase cost is US$67.5 million (approximately RMB461 million). Upon the closing of the transactions described above, the Company holds an aggregate of 22,049,446 shares of Hanting (including 3,200,000 shares represented by ADSs), representing approximately 9% of Hanting’s total outstanding shares as of March 31, 2010.

Given the level of investment, the Company applies ASC-320-25 to account for its investment in Hanting. The Company classified the investment as “available for sale” and measured the fair value at every period end (Note 9). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

The closing price of Hanting as of December 31, 2013 is US$30.46 per ADS. As of December 31 2013, the Company recorded the investment in Hanting at a fair value of RMB1.0 billion (approximately US$168 million), with RMB608 million increase in fair value of the investment credited to other comprehensive income.

eHi Auto Services Limited. (“eHi”)

In December 2013, the Company entered into share purchase agreements to acquire 19.6% equity stake of eHi, one of the largest car rental companies in China, by subscribing its Series E convertible preferred shares with a total consideration of US$94.05 million. The transaction was closed on December, 11, 2013.

The Company recorded this investment as an available-for-sale debt security since the Company does not have the ability to exercise significant influence and the preferred shares purchased by the Company are redeemable at the option of the Company. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 9). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. There is no significant change in fair value of the investment from the initial investment day to the December 31, 2013.

Easy Go Inc. (“Easy Go”)

In October 2013, the Company entered into share purchase agreements to acquire 20.0% equity stake of Easy Go by subscribing its Series B convertible preferred shares with a total consideration of US$23 million. The transaction was closed on December, 13, 2013.

The Company recorded this investment as an available-for-sale debt since the Company does not have the ability to exercise significant influence and the preferred shares purchased by the Company are redeemable at the option of the Company. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 9). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. There is no significant change in fair value of the investment from the initial investment day to the December 31, 2013.

Dining Secretary China Limited (“Dining Secretary”)

In November 2010, the Company entered into agreements to acquire a minority stake of Dining Secretary’s Series B convertible preferred shares with total consideration of US$10 million. The transaction was closed on November 24, 2010. Headquartered in Shanghai, Dining Secretary is a leading provider of free online and offline restaurant reservations for diners. Dining Secretary operates in many cities in China, serving diners and restaurants with a call center and the website www.95171.cn.

The Company recorded this investment as an available-for-sale debt security. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 9). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. The decrease in fair value of the investment in Dining Secretary of RMB4.3 million (approximately US$0.7 million) was recorded to other comprehensive income as of December 31, 2013.

Happy City Holdings Limited (“Happy City”)

In June 2013, the Company entered into agreements to acquire 33% equity stake of the Series A preferred shares in Happy City Holding Limited, a privately owned mobile application software company, with total consideration of US$6 million. Through its subsidiaries in PRC, Happy City is engaged in development and operation of a mobile application for hotel searching and booking.

The Company recorded this investment as an available-for-sale debt security since the preferred shares purchased by the Company are redeemable at the option of the Company and are not common stocks in substance. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 9). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. There is no significant change in fair value of the investment from the initial investment day to the December 31, 2013.

Home Inns & Hotels Management Inc. (“Home Inns”)

The Company purchased ADSs of Home Inns from time to time through the open market and in a private placement transaction. As of December 31, 2013, the Company held an aggregate equity interest of approximately 15.39% of the outstanding shares of Home Inns (or 14,400,765 shares). Given the level of investment and the common directors on Board of both companies, the Company applied equity method of accounting to account for the investment in Home Inns.

The Company calculated equity in income or losses of investment in Home Inns on one quarter lag basis, as allowed, as the financial statements of Home Inns were not available within a sufficient time period.

On October 1, 2011, Home Inns completed a transaction to acquire 100% equity interest in a business, pursuant to which Home Inns issued additional ordinary shares as part of the total consideration. As a result, the Company’s equity interest in Home Inns effectively decreased from 17.47% to 15.39%. In accordance with ASC 323-10-40-1, the Company accounts for a share issuance by an investee as if the investor had sold a proportionate share of its investment. The issuance price per share of the newly issued capital by the investee is higher than the Company’s average per share carrying amount, thus the Company recognized the non-cash gain of RMB39.3 million for the period ended December 31, 2012. The Company picks up equity calculation of Home Inns on a quarter lag basis, as the Company is not able to timely obtain all necessary financial information from Home Inns to perform the equity investment reconciliations between the Company and Home Inns.

The carrying amount and unrealized securities holding profit for investment in Home Inns as of December 31, 2012 and 2013 were as follows:

	2012	2013
	RMB	RMB
Investment cost
Balance at beginning of year	576,296,429	570,709,828
Foreign currency translation	(5,586,601)	(16,083,543)
Total investment cost	570,709,828	554,626,285

Value booked under equity method
Share of cumulative profit	206,428,719	265,745,783
Amortization of identifiable intangible assets, net of tax	(14,714,745)	(18,821,200)
Total booked value under equity method	191,713,974	246,924,583

Net book value	762,423,802	801,550,868

The financial information of Home Inns as of and for the twelve months ended September 30, 2012 and 2013 is as follows:

	2012	2013
	RMB (‘000)	RMB (‘000)

Current assets	1,480,017	1,621,982
Non-current assets	7,525,212	7,755,635
Current liabilities	1,927,080	1,776,838
Non-current liabilities	3,160,390	3,292,033
Retain earnings	1,018,922	1,175,874
Non-controlling interest	10,975	19,429
Total revenues	5,613,953	6,208,970
Net Revenues	5,269,377	5,825,490
Income from operations	270,689	455,294
Net income	4,338	191,009
Net (loss) / income attributable to Home Inns Group’s shareholders	(395)	189,650

The closing price of Home Inns as of December 31, 2013 is US$43.64 per ADS, the aggregate market value of the Company’s investment in Home Inns is approximately RMB1.9 billion (US$314 million).

Shanghai Yishang Network Technology Co., Ltd (“Yishang Network”)

In June 2013, the Company entered into agreements to acquire 35% equity shares in Yishang Network with total cash consideration of RMB13 million. The transaction was closed on November 30, 2013.  Yishang Network is engaged in development and operation of a hotel customer reviews monitoring and management system. The Company applied equity method to account for the investment.

As part of the transaction, there was also a contingent consideration which was to be tied up to the 1-year total revenue and net income performance following the transaction date from June 1, 2013 to May 31, 2014. Based on the contingent consideration noted in the agreements, the enterprise value of Yishang will vary from US$5 million to US$17 million, depending on whether Yishang reaches the performance target or not. The Company assessed the estimated enterprise value of Yishang based on its financial result over the corresponding period and recognized fair value of contingent consideration as a liability of RMB 9 million, which was also a part of the equity investment cost.

Starway Hotels (Hong Kong) Limited (“Starway Hong Kong”)

In May 2012, the Company sold 51% equity interest of Starway Hong Kong to Hanting. Pursuant to the agreement, Hanting was granted the right to purchase the remaining 49% equity interest of Starway Hong Kong, at its sole discretion at any time following April 15, 2012 until and including the first anniversary of the transaction closing date. The deal was consummated on May 1, 2012. In November 2013, the Company further sold the remaining 49% equity interest of Starway Hong Kong to Hanting.

Keystone Lodging Holdings Limited. (“Keystone”)

On December 3, 2013, the Company acquired approximately 4.0% equity shares in Keystone Lodging Holdings Limited (“Keystone”), which in 2013, merged with 7 Days Group Holdings Limited (“7 Days”), a leading economy hotel chain based in China. The total consideration given was RMB155 million (US$25.5M).  The Company applied cost method of accounting to account for the investment due to lack of ability to exercise significant influence.

Zhong An Online Property Insurance Co., Ltd (“Zhong An Online”)

In October 2013, the Company entered into agreements to contribute a 5% equity stake in Zhong An Online Property Insurance Co., Ltd, China’s first online insurance company. The capital contribution is RMB50 million.  The Company applied cost method of accounting to account for the investment due to lack of ability to exercise significant influence.

Other investments included cost method investment in BTG-Jianguo Hotels & Resorts Management Co., Ltd.(“BTG-Jianguo”) and equity investments in certain privately-held companies.  In May 2013, the Company sold all its equity interest of BTG-Jianguo to a third business party, Beijing Capital Tourism Co., Ltd, and recognized an investment gain in other income of RMB 4.0million.

It has been concluded that the fair value of all investments above is greater than or equal to original cost, as a result, no impairments have been recorded for these investments.